Investment Objectives and Goals	Jul. 31, 2026
Aristotle Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Core Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Core Bond Fund (the “Fund”) seeks total return, consisting of current income and capital appreciation.
Aristotle Core Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Core Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Core Income Fund (the “Fund”) seeks a high level of current income;
Objective, Secondary [Text Block]	capital appreciation is of secondary importance.
Aristotle Floating Rate Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Floating Rate Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Floating Rate Income Fund (the “Fund”) seeks a high level of current income.
Aristotle High Yield Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle High Yield Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle High Yield Bond Fund (the “Fund”) seeks a high level of current income.
Aristotle Short Duration Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Short Duration Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Short Duration Income Fund (the “Fund”) seeks current income;
Objective, Secondary [Text Block]	capital appreciation is of secondary importance.
Aristotle Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Strategic Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Strategic Income Fund (the “Fund”) seeks a high level of current income.
Objective, Secondary [Text Block]	The Fund may also seek capital appreciation.
Aristotle Ultra Short Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Ultra Short Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Ultra Short Income Fund (the “Fund”) seeks current income consistent with capital preservation.
Aristotle Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Core Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Core Equity Fund (the “Fund”) seeks long-term growth of capital.
Aristotle Growth Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Growth Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Growth Equity Fund (the “Fund”) seeks long-term growth of capital.
Aristotle International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle International Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle International Equity Fund (the “Fund”) seeks long-term capital appreciation.
Aristotle Small Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Small Cap Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Small Cap Equity Fund (the “Fund”) seeks long-term capital appreciation.
Aristotle Small/Mid Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Small/Mid Cap Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Small/Mid Cap Equity Fund (the “Fund”) seeks long-term capital appreciation.
Aristotle Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Value Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Value Equity Fund (the “Fund”) seeks long-term growth of capital.
Aristotle/Saul Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle/Saul Global Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle/Saul Global Equity Fund (the “Fund”) seeks to maximize long-term capital appreciation.
Aristotle Multi-Asset Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Multi-Asset Balanced Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Multi-Asset Balanced Fund (the “Fund”) seeks current income and capital appreciation.
Aristotle Multi-Asset Balanced Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Multi-Asset Balanced Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Multi-Asset Balanced Income Fund (the “Fund”) seeks current income and capital appreciation.
Aristotle Multi-Asset Capital Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Multi-Asset Capital Opportunities Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Multi-Asset Capital Opportunities Fund (the “Fund”) seeks capital appreciation and current income.
Aristotle Multi-Asset Growth and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Multi-Asset Growth and Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Multi-Asset Growth and Income Fund (the “Fund”) seeks capital appreciation and current income.
Aristotle Multi-Asset Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Multi-Asset Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Multi-Asset Income Fund (the “Fund”) seeks current income and capital appreciation.
Aristotle Pacific EXclusive Fund Series C
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Pacific EXclusive Fund Series C
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Pacific EXclusive Fund Series C (the “Fund”) seeks to provide total return, primarily consisting of current income.
Aristotle Pacific EXclusive Fund Series H
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Pacific EXclusive Fund Series H
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Pacific EXclusive Fund Series H (the “Fund”) seeks a high level of current income.
Aristotle Pacific EXclusive Fund Series I
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Pacific EXclusive Fund Series I
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Pacific EXclusive Fund Series I (the “Fund”) seeks total return, consisting of current income and capital appreciation.